Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial $100 Fixed Investment Based on Total Shareholder Return(3)	Net Income(4)
2025	$2,645,442	$3,315,080	$816,633	$944,449	$95.24	$13,188,000
2024	1,262,464	945,928	575,135	527,028	69.45	8,473,000
2023	1,308,579	(696,252)	641,775	160,632	70.44	5,225,000

Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for the PEO and non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to “Executive Compensation—Summary Compensation Table” for further detail. For the fiscal years 2024 and 2025, Scott C. Wylie was our PEO and Julie A. Courkamp and Matthew C. Cassell were our non-PEO NEOs. For the fiscal year 2023, Scott C. Wylie was our PEO and Julie A. Courkamp and John E. Sawyer were our non-PEO NEOs. Mr. Sawyer resigned from the Company effective March 5, 2024.
PEO Total Compensation Amount	$ 2,645,442	$ 1,262,464	$ 1,308,579
PEO Actually Paid Compensation Amount	$ 3,315,080	945,928	(696,252)
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by First Western Financial Inc’s NEOs. Equity awards held by the NEOs in each of fiscal years 2025, 2024, and 2023, include stock options, Time Vested Units, and Performance Based Units. The fair value of Performance Based Units as of the end of each applicable fiscal year was determined based on the maximum issuable shares at the then-current threshold amount, as described in the Shareholders’ Equity footnote in the accompanying notes to the consolidated financial statements included in the corresponding fiscal year's Annual Report on Form 10-K. These amounts reflect the Summary Compensation Table totals with certain adjustments, as follows:

	2025		2024		2023
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$2,645,442	$816,633	$1,262,464	$575,135	$1,308,579	$641,775
Decrease for amounts reported under the Stock Awards column in the Summary Compensation Table	(1,641,443)	(323,921)	(399,986)	(142,482)	(399,989)	(174,985)
Addition of fair value at year-end of equity awards granted during the year that remain unvested as of year-end	2,133,781	416,359	461,341	164,337	234,529	102,600
Change in fair value from prior period year-end to vesting date of equity awards granted in prior years that vested during the year	53,026	16,854	(33,401)	(13,641)	(232,401)	(66,132)
Change in fair value at year-end of equity awards granted in prior years that remain unvested as of year-end	355,492	105,218	(105,008)	(15,439)	(1,606,970)	(342,626)
Change in fair value at year-end of equity awards granted in prior years that failed to meet their performance conditions or were not exercised and expired	(231,218)	(86,694)	(239,482)	(40,882)	—	—
Compensation Actually Paid	$3,315,080	$944,449	$945,928	$527,028	$(696,252)	$160,632

Non-PEO NEO Average Total Compensation Amount	$ 816,633	575,135	641,775
Non-PEO NEO Average Compensation Actually Paid Amount	$ 944,449	527,028	160,632
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by First Western Financial Inc’s NEOs. Equity awards held by the NEOs in each of fiscal years 2025, 2024, and 2023, include stock options, Time Vested Units, and Performance Based Units. The fair value of Performance Based Units as of the end of each applicable fiscal year was determined based on the maximum issuable shares at the then-current threshold amount, as described in the Shareholders’ Equity footnote in the accompanying notes to the consolidated financial statements included in the corresponding fiscal year's Annual Report on Form 10-K. These amounts reflect the Summary Compensation Table totals with certain adjustments, as follows:

	2025		2024		2023
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs
Summary Compensation Table Total	$2,645,442	$816,633	$1,262,464	$575,135	$1,308,579	$641,775
Decrease for amounts reported under the Stock Awards column in the Summary Compensation Table	(1,641,443)	(323,921)	(399,986)	(142,482)	(399,989)	(174,985)
Addition of fair value at year-end of equity awards granted during the year that remain unvested as of year-end	2,133,781	416,359	461,341	164,337	234,529	102,600
Change in fair value from prior period year-end to vesting date of equity awards granted in prior years that vested during the year	53,026	16,854	(33,401)	(13,641)	(232,401)	(66,132)
Change in fair value at year-end of equity awards granted in prior years that remain unvested as of year-end	355,492	105,218	(105,008)	(15,439)	(1,606,970)	(342,626)
Change in fair value at year-end of equity awards granted in prior years that failed to meet their performance conditions or were not exercised and expired	(231,218)	(86,694)	(239,482)	(40,882)	—	—
Compensation Actually Paid	$3,315,080	$944,449	$945,928	$527,028	$(696,252)	$160,632

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 95.24	69.45	70.44
Net Income (Loss)	$ 13,188,000	8,473,000	5,225,000
PEO Name	Scott C. Wylie
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our named executive officers and our financial performance.
Total Shareholder Return assumes $100 invested on December 31, 2022.Net Income is computed in accordance with U.S. generally accepted accounting principles.
The following charts illustrate the relationship between the compensation actually paid to our named executive officers, calculated in accordance with Item 402(v) of Regulation S-K, and First Western's total shareholder returns on a cumulative basis, assuming an investment of $100 on December 31, 2022, and net income over the three most recently completed fiscal years:

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,641,443)	(399,986)	(399,989)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,133,781	461,341	234,529
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	355,492	(105,008)	(1,606,970)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,026	(33,401)	(232,401)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(231,218)	(239,482)	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(323,921)	(142,482)	(174,985)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	416,359	164,337	102,600
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,218	(15,439)	(342,626)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,854	(13,641)	(66,132)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (86,694)	$ (40,882)	$ 0